                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2007

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners, LLC
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick DeGraca
Title: Chief Financial Officer
Phone: 212-332-5195

Signature, Place, and Date of Signing:

     /s/ Pat DeGraca             New York, NY                7/31/2007
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      ---------------------------

28-_________________      ___________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
Form 13F Information Table Entry Total:  17,502,101
Form 13F Information Table Value Total:  784,108
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.     Form 13F File Number      Name
          ---     ------------------------  -------------------------

          ____    28-_____________________  _________________________

          [Repeat as necessary.]

                                 2nd Qtr 2007

                                                                                Investment  Other   Voting Voting Voting
SECURITY                  Title of Class   CUSIP   Value Shares SH/PRN PUT/CALL Discretion Managers  Sole  Shared  None
--------                  -------------- --------- ----- ------ ------ -------- ---------- -------- ------ ------ ------
3M COMPANY USD COM             COM       88579Y101 6988   80520   SH               Sole               2320   0     78200
ABBOTT LABS USD COM            COM       002824100 9750  182086   SH               Sole             101936   0     80150
AIRTRAN HOLDINGS INC           COM       00949P108 1671  153055   SH               Sole             153055   0         0
ALCAN INC (CAD)                COM       013716105 2042   23503   SH               Sole              23503   0         0
ALCOA INC USD COM              COM       013817101 2857   70483   SH               Sole              57483   0     13000
ALTRIA GROUP INC               COM       02209S103 1165   16604   SH               Sole               6604   0     10000
AMERICAN EXPRESS COMPANY       COM       025816109  232    3796   SH               Sole               3796   0         0
AMERICAN INTL GROUP            COM       026874107 6532   93292   SH               Sole               8192   0     85100
AMGEN INC.                     COM       031162100  203    3677   SH               Sole               3677   0         0
AMR CORP USD COM               COM       001765106 9505  360731   SH               Sole             197831   0    162900
ANADARKO PETROLEUM CORP
  USD COM                      COM       032511107 1927   37073   SH               Sole                  0   0     37073
AT&T INC                       COM       00206R102  819   19726   SH               Sole              19726   0         0
BAKER HUGHES INC               COM       057224107 4476   53209   SH               Sole               1009   0     52200
BANCO BRADESCO - SPONS
  ADR                     SP ADR PFD NEW 059460303 1034   42888   SH               Sole              42888   0         0
BANCO FRANCES RIO - ADR   SPONSORED ADR  07329M100 1298  120952   SH               Sole             120952   0         0
BANCO ITAU SA ADR         SP ADR 500 PFD 059602201  416    9366   SH               Sole               9366   0         0
BANCO MACRO BANSUD SA-ADR   SPON ADR B   05961W105 1700   51731   SH               Sole              51731   0         0
BANK OF AMERICA CORP           COM       060505104  692   14151   SH               Sole              14151   0         0
BANK OF NEW YORK CO INC
  USD COM                      COM       064057102 6299  151900   SH               Sole                  0   0    151900
BARRICK GOLD CORP              COM       067901108 1693   54649   SH               Sole              54649   0         0
BEAR STEARNS                   COM       073902108 1302    9300   SH               Sole               9300   0         0
BELO CORP USD COM           COM SER A    080555105  966   46931   SH               Sole                  0   0     46931
BOEING STK                     COM       097023105  240    2492   SH               Sole               2492   0         0
BP PLC SPONS ADR REPR 6
  ORDS                    SPONSORED ADR  055622104  721   10000   SH               Sole                  0   0     10000
BRISTOL MYERS STK              COM       110122108 4147  131394   SH               Sole             131394   0         0
CAMECO CORP (CAD)              COM       13321L108 1196   22144   SH               Sole              22144   0         0
CATERPILLAR INC USD COM        COM       149123101 5086   64950   SH               Sole               2050   0     62900
CHARLES SCHWAB CORP            COM       808513105 3265  159100   SH               Sole             159100   0         0
CHEVRON CORP                   COM       166764100  579    6870   SH               Sole               6870   0         0
CHUBB CORP USD COM             COM       171232101 2447   45200   SH               Sole                  0   0     45200
CISCO SYSTEMS INC              COM       17275R102 8839  317440   SH               Sole              19140   0    298300
CITIGROUP INC                  COM       172967101 6612  128884   SH               Sole              15484   0    113400
COCA COLA STK                  COM       191216100  336    6425   SH               Sole               6425   0         0
CONOCOPHILLIPS                 COM       20825C104 2892   36846   SH               Sole               5187   0     31659
CONTINENTAL AIRLINES INC
  CL-B USD COM                 CL B      210795308 9700  286411   SH               Sole             125911   0    160500
COPA HOLDINGS SA-CLASS A       CL A      P31076105 5845   86933   SH               Sole              86933   0         0
CVRD CIA VALE DO RIO ADR  SPONSORED ADR  204412209 1099   24680   SH               Sole              24680   0         0
DEERE & CO COM                 COM       244199105 8258   68400   SH               Sole                  0   0     68400
DELL INC                       COM       24702R101 3058  107154   SH               Sole               7154   0    100000
DU PONT (E.I.) DE NEMOURS      COM       263534109 3947   77650   SH               Sole               2900   0     74750
EMC CORP USD COM               COM       268648102 4562  251942   SH               Sole               6942   0    245000
ESTEE LAUDER CO INC USD
  CL-A COM                     CL A      518439104 1225   26924   SH               Sole                  0   0     26924
EXPRESSJET HOLDINGS INC        CL A      30218U108  890  148838   SH               Sole             148838   0         0
EXXON MOBIL CORP USD COM       COM       30231G102 9470  112880   SH               Sole              18380   0     94500
FEDERAL EXPRESS STK            COM       31428X106 2549   22967   SH               Sole                967   0     22000
FIDELITY NATIONAL
  FINANCIAL INC                CL A      31620R105  472   19932   SH               Sole              19932   0         0
FIRST CITIZENS
  BANCSHARES INC NC CL-A
  USD COM                      CL A      31946M103  709    3647   SH               Sole                  0   0      3647

                                 2nd Qtr 2007

                                                                                  Investment  Other   Voting  Voting Voting
SECURITY                  Title of Class   CUSIP   Value  Shares  SH/PRN PUT/CALL Discretion Managers  Sole   Shared  None
--------                  -------------- --------- ------ ------- ------ -------- ---------- -------- ------- ------ ------
FREEPORT- MCMORAN COPPER
  & GOLD                       COM       35671D857   2136   25792   SH               Sole               20442   0      5350
FRONTIER AIRLINES INC          COM       359059102    927  165597   SH               Sole              165597   0         0
GENENTECH INC USD COM        COM NEW     368710406   3935   52000   SH               Sole                   0   0     52000
GENERAL ELECTRIC CO            COM       369604103  13402  350083   SH               Sole               32483   0    317600
GENZYME CORP COMMON            COM       372917104    623    9670   SH               Sole                   0   0      9670
GOL LINHAS AEREAS
  INTEL-ADR               SP ADR REP PFD 38045R107   5067  153588   SH               Sole              153588   0         0
GOLDCORP INC (CAD)             COM       380956409    670   26488   SH               Sole               26488   0         0
GOLDMAN SACHS GROUP INC        COM       38141G104  12190   56242   SH               Sole               56242   0         0
GOOGLE INC-CL A                CL A      38259P508    353     675   SH               Sole                 675   0         0
GRUPO FINANCIER
  GALICIA-ADR             SP ADR 10 SH B 399909100    920   95944   SH               Sole               95944   0         0
HEWLETT PACKARD CO             COM       428236103    385    8630   SH               Sole                8630   0         0
HOME DEPOT INC                 COM       437076102    253    6431   SH               Sole                6431   0         0
INTEL CORP                     COM       458140100   4590  193169   SH               Sole               18169   0    175000
INTERNATIONAL BUSINESS
  MACHINES CORP USD COM        COM       459200101   5341   50747   SH               Sole                4747   0     46000
ISHARES S&P 100 INDEX
  FUND                    S&P 100 IDX FD 464287101 147722 2133788   SH               Sole             2128788   0      5000
JET BLUE AIRWAYS CORP          COM       477143101   2693  229195   SH               Sole              199195   0     30000
JOHNSON & JOHNSON USD COM      COM       478160104  18226  295796   SH               Sole              197736   0     98060
JPMORGAN CHASE & CO USD
  COM                          COM       46625H100  10169  209906   SH               Sole              136931   0     72975
LAN AIRLINES SA-SPON ADR  SPONSORED ADR  501723100   7152   84995   SH               Sole               84995   0         0
LEHMAN BROTHERS HOLDINGS
  INC                          COM       524908100   5102   68470   SH               Sole               68470   0         0
LILLY STK                      COM       532457108   4023   72000   SH               Sole               72000   0         0
MERCK & CO INC USD COM         COM       589331107  10007  200943   SH               Sole              145943   0     55000
MERRILL LYNCH & CO             COM       590188108  10271  122885   SH               Sole              122885   0         0
MERRILL LYNCH BIOTECH
  HOLDERS TR DEPOSITARY
  RECEIPTS REPR 20        DEPOSTRY RCPTS 09067D201   3362   20000   SH               Sole                   0   0     20000
MICROSOFT CORP                 COM       594918104   7750  262959   SH               Sole               27259   0    235700
MORGAN STANLEY               COM NEW     617446448  15672  186836   SH               Sole              137836   0     49000
MORGAN STANLEY CHINA A
  SHARE                        COM       617468103   5014  128400   SH               Sole              128400   0         0
MORGAN STANLEY EASTERN
  EUROPE FUND                  COM       616988101   1839   49246   SH               Sole                   0   0     49246
NATIONAL INSTRUMENTS
  CORP USD COM                 COM       636518102   1037   31846   SH               Sole                   0   0     31846
NEW YORK TIMES CO USD
  CL-A COM                     CL A      650111107   2085   82100   SH               Sole                   0   0     82100
NEWMONT MINING                 COM       651639106   1040   26634   SH               Sole               26634   0         0
NEWS CORP CL B                 CL B      65248E203   2719  118500   SH               Sole                   0   0    118500
ORACLE CORPORATION             COM       68389X105    248   12605   SH               Sole               12605   0         0
PARKER- HANNIFIN CORP
  USD COM                      COM       701094104   3000   30640   SH               Sole                   0   0     30640
PEPSICO INC                    COM       713448108   1503   23174   SH               Sole                5174   0     18000
PETROLEO BRASILEIRO S.A.
  -ADR                    SPONSORED ADR  71654V408   1296   10684   SH               Sole               10684   0         0
PFIZER STK                     COM       717081103  18060  706317   SH               Sole              489517   0    216800
PLUM CREEK TIMBER CO INC
  USD COM                      COM       729251108   4166  100000   SH               Sole                   0   0    100000
POWERSHARES QQQ NASDAQ
  100 (NASDAQ)              UNIT SER 1   73935A104 145354 3055584   SH               Sole             3023784   0     31800
PROCTER & GAMBLE STK           COM       742718109   1694   27677   SH               Sole                9987   0     17690
REPUBLIC AIRWAYS
  HOLDINGS IN                  COM       760276105   2329  114436   SH               Sole              114436   0         0
ROSTELECOM- SPONSORED ADR SPONSORED ADR  778529107   1193   20815   SH               Sole               20815   0         0
ROYAL DUTCH SHELL ADR A
  REPR 2 CL A ORDS         SPONS ADR A   780259206   2274   28000   SH               Sole                   0   0     28000
SANMINA-SCI CORP USD COM       COM       800907107    670  213967   SH               Sole                   0   0    213967
SCHLUMBERGER STK               COM       806857108   8149   95914   SH               Sole                3714   0     92200
SEMICONDUCTOR HLDRS TR
  DEPOSITORY RECEIPTS        DEP RCPT    816636203  83980 2207100   SH               Sole             2207100   0         0
SKYWEST                        COM       830879102   2184   91656   SH               Sole               91656   0         0
SOUTHERN COPPER CORP           COM       84265V105   1748   18542   SH               Sole               18542   0         0
SOUTHWEST AIRLS STK            COM       844741108   8060  540561   SH               Sole              540561   0         0

                                 2nd Qtr 2007

                                                                                   Investment  Other   Voting Voting Voting
SECURITY               Title of Class   CUSIP    Value    Shares   SH/PRN PUT/CALL Discretion Managers  Sole  Shared  None
--------               -------------- --------- ------- ---------- ------ -------- ---------- -------- ------ ------ ------
TECK COMINCO LTD -
  CLASS B                   CL B      878742204    1201      26570   SH               Sole             26570    0         0
TELEBRAS - SPONS ADR
  BLOCK                SPONSORED ADR  879287308     238       6087   SH               Sole              6087    0         0
TEMPLE-INLAND INC USD
  COM                       COM       879868107     915      14861   SH               Sole                 0    0     14861
THOMAS & BETTS CORP
  USD COM                   COM       884315102    1199      20665   SH               Sole                 0    0     20665
TIME WARNER INC             COM       887317105    2008      95432   SH               Sole             12585    0     82847
TYCO INTERNATIONAL LTD      COM       902124106    3930     116267   SH               Sole              6267    0    110000
UNIBANCO - SPONSORED
  GDR                  GDR REP PFD UT 90458E107     493       4367   SH               Sole              4367    0         0
UNION PACIFIC CORP
  USD COM                   COM       907818108     345       3000   SH               Sole                 0    0      3000
UNITED PARCEL SERVICE
  - CL B                    CL B      911312106     940      12882   SH               Sole              3382    0      9500
UNITED TECHNOLOGIES
  CORP                      COM       913017109    3856      54364   SH               Sole              3164    0     51200
UNITEDHEALTH GROUP
  INC USD COM               COM       91324P102    1396      27300   SH               Sole                 0    0     27300
US AIRWAYS GROUP INC        COM       90341W108    5360     177056   SH               Sole             88556    0     88500
VERIZON
  COMMUNICATIONS -
  VZ.N                      COM       92343V104     379       9202   SH               Sole              9202    0         0
WACHOVIA CORP (NEW)         COM       929903102     308       6005   SH               Sole              6005    0         0
WAL MART STORES STK         COM       931142103     373       7751   SH               Sole              7751    0         0
WALT DISNEY STK          COM DISNEY   254687106     223       6520   SH               Sole              6520    0         0
WEATHERFORD
  INTERNATIONAL LTD         COM       G95089101    7494     135700   SH               Sole                 0    0    135700
WELLS FARGO & COMPANY       COM       949746101     374      10638   SH               Sole             10638    0         0
WESTAMERICA
  BANCORPORATION USD
  COM                       COM       957090103     642      14503   SH               Sole                 0    0     14503
WHITNEY HOLDING CORP
  USD COM                   COM       966612103     806      26778   SH               Sole                 0    0     26778
WYETH                       COM       983024100    6469     112800   SH               Sole             85800    0     27000
YUM BRANDS INC USD COM      COM       988498101     865      26400   SH               Sole                 0    0     26400
                                                784,108 17,502,101